Long-Term Incentive Awards - Additional Information (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant or award, 2004 Long Term Incentive Plan, as amended	4.5
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period - share settled awards	1/3 per year
Annual vesting percentage	33.00%
Time-based Restricted Stock Awards | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based restricted stock awards granted (in shares)	0.6
Weighted-average grant date fair value, Granted (in dollars per share)	$ 6.79